Defined benefit pension schemes (Tables)	12 Months Ended
Dec. 31, 2018
Defined benefit pension schemes
Schedule of recognised asset/liability in respect of defined benefit pension schemes

	31 Dec 2018 £m					31 Dec 2017 £m
				Other					Other
	PSPS	SASPS	M&GGPS	schemes	Total	PSPS	SASPS	M&GGPS	schemes	Total
	note (a)	note (b)				note (a)	note (b)
Underlying economic surplus (deficit)	908	(79)	131	(1)	959	721	(137)	109	(1)	692
Less: unrecognised surplus	(677)	—	—	—	(677)	(485)	—	—	—	(485)
Economic surplus (deficit) (including investment in Prudential insurance policies)note (c)	231	(79)	131	(1)	282	236	(137)	109	(1)	207
Attributable to:
UK with-profits fund	162	(32)	—	—	130	165	(55)	—	—	110
Shareholder-backed business	69	(47)	131	(1)	152	71	(82)	109	(1)	97
Consolidation adjustment against policyholder liabilities for investment in Prudential insurance policies	—	—	(225)	—	(225)	—	—	(151)	—	(151)
IAS 19 pension asset (liability) on the Group statement of financial positionnote (d)	231	(79)	(94)	(1)	57	236	(137)	(42)	(1)	56

Notes

(a)  No deficit or other funding is required for PSPS. Deficit funding, where applicable, is apportioned in the ratio of 70/30 between the UK with-profits fund and shareholder-backed business following detailed considerations in 2005 of the sourcing of previous contributions. Employer contributions for ongoing service of current employees are apportioned in the ratio relevant to current activity.

(b)  The deficit of SASPS has been allocated 40 per cent to the UK with-profits fund and 60 per cent to the shareholders’ fund as at 31 December 2018 and 2017.

(c)  The underlying position on an economic basis reflects the assets (including investments in Prudential insurance policies that are offset against liabilities to policyholders on the Group consolidation) and the liabilities of the schemes.

(d)  At 31 December 2018, the PSPS pension asset of £231 million (31 December 2017: £236 million) and the other schemes’ pension liabilities of £174 million (31 December 2017: £180 million) are included within ‘Other debtors’ and ‘Provisions’ respectively on the consolidated statement of financial position.

Schedule of actuarial assumptions used in determining benefit obligations and the net periodic benefit costs

	31 Dec 2018%	31 Dec 2017%	31 Dec 2016%
Discount rate*	2.8	2.5	2.6
Rate of increase in salaries	3.3	3.1	3.2
Rate of inflation†:
Retail prices index (RPI)	3.3	3.1	3.2
Consumer prices index (CPI)	2.3	2.1	2.2
Rate of increase of pensions in payment for inflation:
PSPS:
Guaranteed (maximum 5%)	2.5	2.5	2.5
Guaranteed (maximum 2.5%)	2.5	2.5	2.5
Discretionary	2.5	2.5	2.5
Other schemes	3.3	3.1	3.2

*      The discount rate has been determined by reference to an ‘AA’ corporate bond index, adjusted where applicable to allow for the difference in duration between the index and the pension liabilities.

†     The rate of inflation reflects the long-term assumption for UK RPI or CPI depending on the tranche of the schemes.

Schedule of movements on the pension scheme surplus determined on the economic basis

	2018 £m
	Surplus		Actuarial gains		Surplus
	(deficit)		and losses		(deficit)
	in schemes	(Charge) credit	in other		in schemes
	at 1 Jan	to income	comprehensive	Contributions	at 31 Dec
	2018	statement	income	paid	2018
All schemes
Underlying position (without the effect of IFRIC 14)
Surplus (deficit)	692	(88)	303	52	959
Less: amount attributable to UK with-profits fund	(473)	38	(178)	(20)	(633)
Shareholders' share:
Gross of tax surplus (deficit)	219	(50)	125	32	326
Related tax	(42)	10	(24)	(6)	(62)
Net of shareholders' tax	177	(40)	101	26	264
Application of IFRIC 14 for the derecognition of PSPS surplus
Derecognition of surplus	(485)	(13)	(179)	—	(677)
Less: amount attributable to UK with-profits fund	363	8	132	—	503
Shareholders' share:
Gross of tax	(122)	(5)	(47)	—	(174)
Related tax	23	1	9	—	33
Net of shareholders' tax	(99)	(4)	(38)	—	(141)
With the effect of IFRIC 14
Surplus (deficit)	207	(101)	124	52	282
Less: amount attributable to UK with-profits fund	(110)	46	(46)	(20)	(130)
Shareholders' share:
Gross of tax surplus (deficit)	97	(55)	78	32	152
Related tax	(19)	11	(15)	(6)	(29)
Net of shareholders' tax	78	(44)	63	26	123

Schedule of underlying investments of the plan assets

	31 Dec 2018				31 Dec 2017
		Other				Other
	PSPS	schemes	Total		PSPS	schemes	Total
	£m	£m	£m	%	£m	£m	£m	%
Equities
UK	8	6	14	—	9	67	76	1
Overseas	204	53	257	3	226	272	498	6
Bonds*
Government	4,596	538	5,134	61	5,040	655	5,695	63
Corporate	1,586	454	2,040	24	1,491	248	1,739	20
Asset-backed securities	263	12	275	3	164	—	164	2
Derivatives	103	4	107	1	188	(6)	182	2
Properties	143	143	286	3	140	130	270	3
Other assets	172	198	370	5	216	77	293	3
Total value of assets†	7,075	1,408	8,483	100	7,474	1,443	8,917	100

*       87 per cent of the bonds are investment grade (2017: 89 per cent).

†      94 per cent of the total value of the scheme assets are derived from quoted prices in an active market (31 December 2017: 96 per cent). None of the scheme assets included shares in Prudential plc or property occupied by the Prudential Group. The IAS 19 basis plan assets at 31 December 2018 of £8,258 million (31 December 2017: £8,766 million) is different from the economic basis plan assets of £8,483 million (31 December 2017: £8,917 million) as shown above due to the exclusion of investment in Prudential insurance policies by M&GGPS as described above.

Schedule of movements in pension schemes' surplus and deficit between scheme assets and liabilities

						Other
						adjustments
						including
				Effect of		for
		Present	Net surplus	IFRIC 14		investments
		value	(deficit)	for	Economic	in Prudential	IAS 19
		of benefit	(without	derecognition	basis net	insurance	basis net
	Plan	obligations	the effect	of PSPS	surplus	policies	surplus
	assets	note (a)	of IFRIC 14)	surplus	(deficit)	note (b)	(deficit)
2018 £m
Net surplus (deficit), beginning of year	8,917	(8,225)	692	(485)	207	(151)	56
GMP equalisation provisionnote (e)	—	(53)	(53)	—	(53)	—	(53)
Current service cost	—	(44)	(44)	—	(44)	—	(44)
Net interest on net defined benefit liability (asset)	217	(200)	17	(13)	4	(4)	—
Administration expenses	(8)	—	(8)	—	(8)	—	(8)
Benefit payments	(475)	475	—	—	—	—	—
Employers' contributionsnote (c)	52	—	52	—	52	—	52
Employees' contributions	1	(1)	—	—	—	—	—
Actuarial gains and lossesnote (d)	(221)	524	303	(179)	124	10	134
Transfer into investment in Prudential insurance policies	—	—	—	—	—	(80)	(80)
Net surplus (deficit), end of year	8,483	(7,524)	959	(677)	282	(225)	57

2017 £m
Net surplus (deficit), beginning of year	9,006	(8,443)	563	(558)	5	(134)	(129)
Current service cost	—	(46)	(46)	—	(46)	—	(46)
Net interest on net defined benefit liability (asset)	228	(214)	14	(14)	—	(3)	(3)
Administration expenses	(8)	—	(8)	—	(8)	—	(8)
Benefit payments	(479)	479	—	—	—	—	—
Employers' contributionsnote (c)	50	—	50	—	50	—	50
Employees' contributions	1	(1)	—	—	—	—	—
Actuarial gains and lossesnote (d)	119	—	119	87	206	(6)	200
Transfer into investment in Prudential insurance policies	—	—	—	—	—	(8)	(8)
Net surplus (deficit), end of year	8,917	(8,225)	692	(485)	207	(151)	56

2016 £m
Net surplus (deficit), beginning of year	7,819	(6,858)	961	(800)	161	(77)	84
Current service cost	—	(34)	(34)	—	(34)	—	(34)
Net interest on net defined benefit liability (asset)	292	(254)	38	(32)	6	(3)	3
Administration expenses	(5)	—	(5)	—	(5)	—	(5)
Benefit payments	(350)	350	—	—	—	—	—
Employers' contributionsnote (c)	45	—	45	—	45	—	45
Employees' contributions	2	(2)	—	—	—	—	—
Actuarial gains and lossesnote (d)	1,203	(1,645)	(442)	274	(168)	(13)	(181)
Transfer into investment in Prudential insurance policies	—	—	—	—	—	(41)	(41)
Net surplus (deficit), end of year	9,006	(8,443)	563	(558)	5	(134)	(129)

Notes

(a)  Maturity profile of the benefit obligations

The weighted average duration of the benefit obligations of the schemes is 18.4 years (2017: 18.6 years).

The following table provides an expected maturity analysis of the benefit obligations:

	All schemes £m
		After	After	After	After
		1 year	5 years	10 years	15 years	Over 20
	1 year or less	to 5 years	to 10 years	to 15 years	to 20 years	years	Total
31 Dec 2018	257	1,142	1,593	1,641	1,631	7,426	13,690
31 Dec 2017	255	1,108	1,589	1,667	1,661	7,889	14,169

(b)  The adjustments for investments in Prudential insurance policies are consolidation adjustments for intra-group assets and liabilities with no impact to adjusted IFRS operating profit based on longer-term investment returns.

(c)  Total employer contributions expected to be paid into the Group defined benefit schemes for the year ending 31 December 2019 amount to £52 million (2018: £50 million).

(d)  The actuarial gains and losses attributable to policyholders and shareholders as shown in the table above are analysed as follows:

	2018 £m	2017 £m	2016 £m
Actuarial gains and losses
Return on the scheme assets less amount included in interest income	(221)	119	1,203
Gains (losses) on changes in demographic assumptions	168	(10)	(18)
Gains (losses) on changes in financial assumptions	330	(101)	(1,733)
Experience gains on scheme liabilities	26	111	106
	303	119	(442)
Effect of derecognition of PSPS surplus	(179)	87	274
Consolidation adjustment for investments in Prudential insurance policies and other adjustments	10	(6)	(13)
	134	200	(181)

(e)  In October 2018, the High Court ruled that pension schemes are required to equalise benefits for the effect of guaranteed minimum pensions (GMPs). GMPs are a minimum benefit that schemes that were contracted-out on a salary-related basis between 1978 and 1997 are required to provide.

In light of this Court ruling, at 31 December 2018, the Group has recognised an estimated allowance for GMP equalisation within the IAS 19 valuation for all the three UK schemes (£31 million for PSPS, £17 million for SASPS and £5 million for M&GGPS). These costs are allocated between the UK with-profits fund and the shareholders’ fund on the basis of 70:30 for PSPS, 40:60 for SASPS and with M&GGPS being wholly attributable to the shareholders’ fund. The impact on shareholders profit before tax is £24 million (before taking into account any charge to PSPS surplus restriction) and on shareholders’ equity post tax is £12 million.

Schedule of expected maturity analysis of the benefit obligations

	All schemes £m
		After	After	After	After
		1 year	5 years	10 years	15 years	Over 20
	1 year or less	to 5 years	to 10 years	to 15 years	to 20 years	years	Total
31 Dec 2018	257	1,142	1,593	1,641	1,631	7,426	13,690
31 Dec 2017	255	1,108	1,589	1,667	1,661	7,889	14,169

(b)

Schedule of actuarial gains and losses attributable to policyholders and shareholders

	2018 £m	2017 £m	2016 £m
Actuarial gains and losses
Return on the scheme assets less amount included in interest income	(221)	119	1,203
Gains (losses) on changes in demographic assumptions	168	(10)	(18)
Gains (losses) on changes in financial assumptions	330	(101)	(1,733)
Experience gains on scheme liabilities	26	111	106
	303	119	(442)
Effect of derecognition of PSPS surplus	(179)	87	274
Consolidation adjustment for investments in Prudential insurance policies and other adjustments	10	(6)	(13)
	134	200	(181)

Schedule of sensitivities of the underlying pension scheme liabilities to key variables

			Sensitivity change in
	Assumption applied		assumption	Impact of sensitivity on scheme liabilities on IAS 19 basis
	2018	2017			2018	2017
Discount rate	2.8%	2.5%	Decrease by 0.2%	Increase in scheme liabilities
				by:
				PSPS	3.5%	3.5%
				Other schemes	5.0%	5.4%
Discount rate	2.8%	2.5%	Increase by 0.2%	Decrease in scheme liabilities
				by:
				PSPS	3.3%	3.4%
				Other schemes	4.7%	4.9%
Rate of inflation	3.3%	3.1%	RPI: Decrease by 0.2%	Decrease in scheme liabilities
				by:
	2.3%	2.1%	CPI: Decrease by 0.2%	PSPS	0.6%	0.6%
			with consequent reduction	Other schemes	3.9%	3.9%
			in salary increases
Mortality rate			Increase life expectancy by 1 year	Increase in scheme liabilities
				by:
				PSPS	3.9%	4.0%
				Other schemes	3.9%	3.8%